Fees Summary	Apr. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 90,000.00
Previously Paid Amount	0.00
Total Fee Amount	13.78
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 13.78
Narrative - Max Aggregate Offering Price	$ 90,000.00
Final Prospectus	true